Credit Facilities and Commercial Paper (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 02, 2015	Dec. 31, 2014	Dec. 31, 2013		May 04, 2015	Feb. 24, 2015	Feb. 03, 2015
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding		$ 798	$ 225
Williams Companies, Inc. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,500
Credit facility, loans outstanding		370	0
Additional amount by which credit facility can be increased		500
Williams Companies, Inc. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	1,500
Credit facility, loans outstanding					350	0
Additional amount by which credit facility can be increased	500
Maximum ratio of debt to EBITDA	5
Maximum ratio of debt to EBITDA after acquisition	5.5
Williams Companies, Inc. [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		700
Credit facility, letters of credit outstanding		0
Williams Companies, Inc. [Member] | Letters of credit [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	675
Williams Companies, Inc. [Member] | Letters of credit under certain bilateral bank agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding		15
Williams Companies, Inc. [Member] | Swing line advances [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	50
Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		2,500
Credit facility, loans outstanding		0
Additional amount by which credit facility can be increased		500
Williams Partners L.P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	3,500
Credit facility, loans outstanding						1,300
Additional amount by which credit facility can be increased	500
Maximum ratio of debt to EBITDA	5
Maximum ratio of debt to EBITDA after acquisition	5.5
Williams Partners L.P. [Member] | Rate addition to federal funds effective rate [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	0.50%
Williams Partners L.P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	1.00%
Williams Partners L.P. [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		2,000
Commercial paper, outstanding		798	225
Commercial paper, weighted average interest rate		0.92%	0.42%
Commercial paper, maximum maturity		397 days
Williams Partners L.P. [Member] | Commercial paper [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	3,000				3,000
Commercial paper, outstanding						1,800
Williams Partners L.P. [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,300
Credit facility, letters of credit outstanding		0
Williams Partners L.P. [Member] | Letters of credit [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	1,125
Williams Partners L.P. [Member] | Letters of credit under certain bilateral bank agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding		1
Williams Partners L.P. [Member] | Swing line advances [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	150
Williams Partners L.P. [Member] | Short-term facility [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity							1,500
Transcontinental Gas Pipe Line Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		500
Transcontinental Gas Pipe Line Company, LLC [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	500
Maximum ratio of debt to capitalization	65.00%
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		500
Northwest Pipeline LLC [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	500
Maximum ratio of debt to capitalization	65.00%
Access Midstream Partners Lp [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,750
Credit facility, loans outstanding		640 [1]	0	[1]
Additional amount by which credit facility can be increased		250
Access Midstream Partners Lp [Member] | Rate addition to federal funds effective rate [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		0.50%
Access Midstream Partners Lp [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.00%
Access Midstream Partners Lp [Member] | Rate plus a margin [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		0.50%
Access Midstream Partners Lp [Member] | Rate plus a margin [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.50%
Access Midstream Partners Lp [Member] | Eurodollar rate plus a margin [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.50%
Access Midstream Partners Lp [Member] | Eurodollar rate plus a margin [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		2.50%
Access Midstream Partners Lp [Member] | Leverage-based pricing grid [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.25%
Access Midstream Partners Lp [Member] | Leverage-based pricing grid [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.375%
Access Midstream Partners Lp [Member] | Ratings-based pricing grid [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.15%
Access Midstream Partners Lp [Member] | Ratings-based pricing grid [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.30%
Access Midstream Partners Lp [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		200
Credit facility, letters of credit outstanding		2
Access Midstream Partners Lp [Member] | Swing line advances [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		100
Credit facility, loans outstanding		$ 0

[1]	See Note 2 – Acquisitions.